Borrowings	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about borrowings [abstract]
Borrowings	Note 12 - Borrowings
(Amounts in thousands, except per share and per unit data)
The Group’s borrowings consisted of the following amounts as of the reporting date as follows:

	June 30, 2024	December 31, 2023
Credit Facility (interest rate of 8.92% and 8.66%, respectively)(a)	$268,000	$159,000
ABS I Notes (interest rate of 5.00%)	90,847	100,898
ABS II Notes (interest rate of 5.25%)	114,945	125,922
ABS III Notes (interest rate of 4.875%)	—	274,710
ABS IV Notes (interest rate of 4.95%)	88,418	99,951
ABS V Notes (interest rate of 5.78%)	—	290,913
ABS VI Notes (interest rate of 7.50%)(b)	273,805	159,357
ABS VIII Notes (interest rate of 7.28%)	607,740	—
ABS Warehouse Facility (interest rate of 8.07%)(a)	71,000	—
Term Loan I (interest rate of 6.50%)	98,023	106,470
Deferred consideration and miscellaneous(c)	90,717	7,627
Total borrowings	$1,703,495	$1,324,848
Less: Current portion of long-term debt	(211,574)	(200,822)
Less: Deferred financing costs	(39,267)	(41,123)
Less: Original issue discounts	(9,668)	(7,098)
Total non-current borrowings, net	$1,442,986	$1,075,805
(a)Represents the variable interest rate as of period end.
(b)Includes $132,576 for the assumption of Oaktree’s proportionate share of the ABS VI debt as part of the Oaktree transaction as of June 30, 2024. Refer to Note 4 for additional information regarding the Oaktree transaction.
(c)Includes $83,348 in notes payable issued as part of the consideration in the Oaktree transaction as of June 30, 2024. Refer to Note 4 for additional information regarding the Oaktree transaction.
Credit Facility
The Group maintains a revolving loan facility (the “Credit Facility”) with a lending syndicate, the borrowing base for which is redetermined on a semi-
annual, or as needed, basis. The Group’s wholly owned subsidiary, DP RBL Co LLC, is the borrower under the Credit Facility. The borrowing base is primarily a function of the value of the natural gas and oil properties that collateralize the lending arrangement and will fluctuate with changes in collateral, which may occur as a result of acquisitions or through the establishment of ABS, term loan or other lending structures that result in changes to the collateral base.
In August 2022, the Group amended and restated the credit agreement governing its Credit Facility. The amendment enhanced the alignment with the
Group’s stated sustainability initiatives by including sustainability performance targets (“SPTs”) similar to those included in the ABS VI & VIII notes and extended the maturity of the Credit Facility to August 2026. In June 2024, the borrowing base was upsized to $385,000 to reflect the movement of collateral following the closing of the Oaktree transaction. Refer to Note 4 for additional information regarding the Oaktree transaction.
The Credit Facility has an interest rate of SOFR plus an additional spread that ranges from 2.75% to 3.75% based on utilization. Interest payments on the Credit Facility are paid on a quarterly basis. Available borrowings under the Credit Facility were $103,088 as of June 30, 2024 which considers the impact of $13,912 in letters of credit issued to certain vendors.
The Credit Facility contains certain customary representations and warranties and affirmative and negative covenants, including covenants relating to:
maintenance of books and records; financial reporting and notification; compliance with laws; maintenance of properties and insurance; and limitations on incurrence of indebtedness, liens, fundamental changes, international operations, asset sales, making certain debt payments and amendments, restrictive agreements, investments, restricted payments and hedging. The restricted payment provision governs the Group’s ability to make discretionary payments such as dividends, share repurchases, or other discretionary payments. DP RBL Co LLC must comply with the following restricted payments test in order to make discretionary payments (i) leverage is less than 1.5x and borrowing base availability is >25%, or (ii) leverage is between
1.5x and 2.0x, free cash flow must be positive and borrowing base availability must be >20%, and (iii) when leverage exceeds 2.0x for DP RBL Co LLC, restricted payments are prohibited.
Additional covenants require DP RBL Co LLC to maintain a ratio of total debt to EBITDAX of not more than 3.25 to 1.00 and a ratio of current assets
(with certain adjustments) to current liabilities of not less than 1.00 to 1.00 as of the last day of each fiscal quarter. The fair value of the Credit Facility approximates the carrying value as of June 30, 2024.
As of June 30, 2024, the Group was in compliance with all covenants for the Credit Facility.
Term Loan I
In May 2020, the Group acquired DP Bluegrass LLC (“Bluegrass”), a limited-purpose, bankruptcy-remote, wholly owned subsidiary, to enter into a securitized financing agreement for $160,000, which was structured as a secured term loan. The Group issued the Term Loan I at a 1% discount and used the proceeds of $158,400 to fund the Carbon and EQT acquisitions. The Term Loan I is secured by certain producing assets acquired in connection with the Carbon and EQT acquisitions.
The Term Loan I accrues interest at a stated 6.50% annual rate and has a maturity date of May 2030. Interest and principal payments on the Term
Loan I are payable on a monthly basis. During the six months ended June 30, 2024 and 2023 and the year ended December 31, 2023, the Group incurred $3,398, $3,911 and $7,573 in interest related to the Term Loan I, respectively. The fair value of the Term Loan I was approximately $93,152 as of June 30, 2024.
ABS I Notes
In November 2019, the Group formed Diversified ABS LLC (“ABS I”), a limited-purpose, bankruptcy-remote, wholly-owned subsidiary, to issue BBB-
rated asset-backed securities for an aggregate principal amount of $200,000 at par. The ABS I Notes are secured by certain of the Group’s upstream producing Appalachian assets. Natural gas production associated with these assets was hedged at 85% at the close of the agreement with long-term derivative contracts.
Interest and principal payments on the ABS I Notes are payable on a monthly basis. During the six months ended June 30, 2024 and 2023 and the year ended December 31, 2023, the Group incurred $2,419, $2,993 and $5,660 of interest related to the ABS I Notes, respectively. The legal final maturity date is January 2037 with an amortizing maturity of December 2029. The ABS I Notes accrue interest at a stated 5% rate per annum. The fair value of the ABS I Notes was approximately $86,852 as of June 30, 2024.
In the event that ABS I has cash flow in excess of the required payments, ABS I is required to pay between 50% to 100% of the excess cash flow, contingent on certain performance metrics, as additional principal, with the remaining excess cash flow, if any, remaining with the Group. In particular,
(a) with respect to any payment date prior to March 1, 2030, (i) if the debt service coverage ratio (the “DSCR”) as of such payment date is greater than or equal to 1.25 to 1.00, then 25%, (ii) if the DSCR as of such payment date is less than 1.25 to 1.00 but greater than or equal to 1.15 to 1.00, then
50%, and (iii) if the DSCR as of such payment date is less than 1.15 to 1.00, the production tracking rate for ABS I is less than 80%, or the loan to value ratio is greater than 85%, then 100%, and (b) with respect to any payment date on or after March 1, 2030, 100%. During the six months ended
June 30, 2024, the Group made $1,536 in excess cash flow payments on the ABS I Notes.
ABS II Notes
In April 2020, the Group formed Diversified ABS Phase II LLC (“ABS II”), a limited-purpose, bankruptcy-remote, wholly owned subsidiary, to issue BBB-
rated asset-backed securities in an aggregate principal amount of $200,000. The ABS II Notes were issued at a 2.775% discount. The Group used the proceeds of $183,617, net of discount, capital reserve requirement, and debt issuance costs, to pay down its Credit Facility. The ABS II Notes are secured by certain of the Group’s upstream producing Appalachian assets. Natural gas production associated with these assets was hedged at 85% at the close of the agreement with long-term derivative contracts.
The ABS II Notes accrue interest at a stated 5.25% rate per annum and have a maturity date of July 2037 with an amortizing maturity of September
2028. Interest and principal payments on the ABS II Notes are payable on a monthly basis. During the six months ended June 30, 2024 and 2023 and the year ended December 31, 2023, the Group incurred $3,557, $4,174 and $8,040 in interest related to the ABS II Notes, respectively. The fair value of the ABS II Notes was approximately $108,782 as of June 30, 2024.
In the event that ABS II has cash flow in excess of the required payments, ABS II is required to pay between 50% to 100% of the excess cash flow, contingent on certain performance metrics, as additional principal, with the remaining excess cash flow, if any, remaining with the Group. In particular,
(a) (i) if the DSCR as of any payment date is less than 1.15 to 1.00, then 100%, (ii) if the DSCR as of such payment date is greater than or equal to
1.15 to 1.00 and less than 1.25 to 1.00, then 50%, or (iii) if the DSCR as of such payment date is greater than or equal to 1.25 to 1.00, then 0%; (b) if the production tracking rate for ABS II is less than 80%, then 100%, else 0%; (c) if the loan-to-value ratio (“LTV”) as of such payment date is greater than 65%, then 100%, else 0%; (d) with respect to any payment date after July 1, 2024 and prior to July 1, 2025, if LTV is greater than 40% and ABS
II has executed hedging agreements for a minimum period of 30 months starting July 2026 covering production volumes of at least 85% but no more than 95% (the “Extended Hedging Condition”), then 50%, else 0%; (e) with respect to any payment date after July 1, 2025 and prior to October 1,
2025, if LTV is greater than 40% or ABS II has not satisfied the Extended Hedging Condition, then 50%, else 0%; and (f) with respect to any payment date after October 1, 2025, if LTV is greater than 40% or ABS II has not satisfied the Extended Hedging Condition, then 100%, else 0%. During the six months ended June 30, 2024, the Group made no excess cash flow payments on the ABS II Notes.
ABS III Notes
In February 2022, the Group formed Diversified ABS III LLC (“ABS III”), a limited-purpose, bankruptcy-remote, wholly-owned subsidiary, to issue BBB rated asset-backed securities in an aggregate principal amount of $365,000 at par. The ABS III Notes were secured by certain of the Group’s upstream producing, as well as certain midstream, Appalachian assets.
The ABS III Notes accrued interest at a stated 4.875% rate per annum and had a final maturity date of April 2039 with an amortizing maturity of
November 2030. Interest and principal payments on the ABS III Notes were payable on a monthly basis. During the six months ended June 30, 2024 and 2023 and the year ended December 31, 2023, the Group incurred $5,507, $7,509 and $14,515 in interest related to the ABS III Notes, respectively.
In the event that ABS III had cash flow in excess of the required payments, ABS III was required to pay between 50% to 100% of the excess cash flow, contingent on certain performance metrics, as additional principal, with the remaining excess cash flow, if any, remaining with the Group. In particular,
(a) (i) if the DSCR as of any payment date was greater than or equal to 1.25 to 1.00, then 0%, (ii) if the DSCR as of such payment date was less than
1.25 to 1.00 but greater than or equal to 1.15 to 1.00, then 50%, and (iii) if the DSCR as of such Payment Date was less than 1.15 to 1.00, then 100%;
(b) if the production tracking rate for ABS III (as described in the ABS III Indenture) was less than 80%, then 100%, else 0%; and (c) if the LTV for
ABS III was greater than 65%, then 100%, else 0%. During the six months ended June 30, 2024, the Group made no excess cash flow payments on the ABS III Notes.
In May 2024, the Group used proceeds from the ABS VIII Notes to repay the outstanding principal of the ABS III & V notes, thereby retiring the ABS III
& V notes from the Group’s outstanding debt and resulting in a loss on the early retirement of debt of $10,649. Diversified ABS III LLC & Diversified ABS
V LLC were concurrently dissolved. The ABS VIII Notes are secured by the collateral previously securing the ABS III & V notes.
ABS IV Notes
In February 2022, the Group formed Diversified ABS Phase IV LLC (“ABS IV”), a limited-purpose, bankruptcy-remote, wholly-owned subsidiary, to issue
BBB rated asset-backed securities in an aggregate principal amount of $160,000 at par. The ABS IV Notes are secured by a portion of the upstream producing assets acquired in connection with the Blackbeard Acquisition.
The ABS IV Notes accrue interest at a stated 4.95% rate per annum and have a final maturity date of February 2037 with an amortizing maturity of
September 2030. Interest and principal payments on the ABS IV Notes are payable on a monthly basis. During the six months ended June 30, 2024 and
2023 and the year ended December 31, 2023, the Group incurred $2,342, $3,033 and $5,703 in interest related to the ABS IV Notes, respectively. The fair value of the ABS IV Notes was approximately $81,522 as of June 30, 2024.
In the event that ABS IV has cash flow in excess of the required payments, ABS IV is required to pay between 50% to 100% of the excess cash flow, contingent on certain performance metrics, as additional principal, with the remaining excess cash flow, if any, remaining with the Group. In particular,
(a) (i) if the DSCR as of any payment date is greater than or equal to 1.25 to 1.00, then 0%, (ii) if the DSCR as of such payment date is less than 1.25 to 1.00 but greater than or equal to 1.15 to 1.00, then 50%, and (iii) if the DSCR as of such payment date is less than 1.15 to 1.00, then 100%; (b) if the production tracking rate for ABS IV is less than 80%, then 100%, else 0%; and (c) if the LTV for ABS IV is greater than 65%, then 100%, else 0%.
During the six months ended June 30, 2024, the Group made no excess cash flow payments on the ABS IV Notes.
ABS V Notes
In May 2022, the Group formed Diversified ABS V LLC (“ABS V”), a limited-purpose, bankruptcy-remote, wholly-owned subsidiary, to issue BBB rated asset-backed securities in an aggregate principal amount of $445,000 at par. The ABS V Notes were secured by a majority of the Group’s remaining upstream assets in Appalachia that were not securitized by previous ABS transactions.
The ABS V Notes accrued interest at a stated 5.78% rate per annum and had a final maturity date of May 2039 with an amortizing maturity of
December 2030. Interest and principal payments on the ABS V Notes were payable on a monthly basis. During the six months ended June 30, 2024 and
2023 and the year ended December 31, 2023, the Group incurred $6,792, $10,273 and $19,332 in interest related to the ABS V Notes, respectively.
Based on whether certain performance metrics were achieved, ABS V was required to apply 50% to 100% of any excess cash flow to make additional principal payments. In particular, (a) (i) if the DSCR as of any payment date was greater than or equal to 1.25 to 1.00, then 0%, (ii) if the DSCR as of such payment date was less than 1.25 to 1.00 but greater than or equal to 1.15 to 1.00, then 50%, and (iii) if the DSCR as of such payment date was less than 1.15 to 1.00, then 100%; (b) if the production tracking rate for ABS V was less than 80%, then 100%, else 0%; and (c) if the LTV for ABS V was greater than 65%, then 100%, else 0%. During the six months ended June 30, 2024, the Group made no excess cash flow payments on the ABS V
Notes.
In May 2024, the Group used proceeds from the ABS VIII Notes to repay the outstanding principal of the ABS III & V notes, thereby retiring the ABS III
& V notes from the Group’s outstanding debt and resulting in a loss on the early retirement of debt of $10,649. Diversified ABS III LLC & Diversified ABS
V LLC were concurrently dissolved. The ABS VIII Notes are secured by the collateral previously securing the ABS III & V notes.
ABS VI Notes
In October 2022, the Group formed Diversified ABS Phase VI LLC (“ABS VI”), a limited-purpose, bankruptcy-remote, wholly-owned subsidiary, to issue, jointly with Oaktree, BBB+ rated asset-backed securities in an aggregate principal amount of $460,000 ($235,750 to the Group, before fees, representative of its 51.25% ownership interest in the collateral assets). The ABS VI Notes were issued at a 2.63% discount and are secured primarily by the upstream assets that were jointly acquired with Oaktree in the 2021 Tapstone acquisition. The Group recorded its proportionate share of the note in its Consolidated Statement of Financial Position. In June 2024, the Group assumed Oaktree’s proportionate debt of $132,576 associated with the ABS
VI Notes as part of the Oaktree transaction. Refer to Note 4 for additional information regarding the Oaktree transaction.
The ABS VI Notes accrue interest at a stated 7.50% rate per annum and have a final maturity date of November 2039 with an amortizing maturity of
October 2031. Interest and principal payments on the ABS VI Notes are payable on a monthly basis. During the six months ended June 30, 2024 and
2023 and the year ended December 31, 2023, the Group incurred $7,170, $8,257 and $15,433 in interest related to the ABS VI Notes, respectively. The fair value of the ABS VI Notes was approximately $270,740 as of June 30, 2024.
Based on whether certain performance metrics are achieved, ABS VI is required to apply 50% to 100% of any excess cash flow to make additional principal payments. In particular, (a) (i) If the DSCR as of the applicable payment date is less than 1.15 to 1.00, then 100%, (ii) if the DSCR as of such payment date is greater than or equal to 1.15 to 1.00 and less than 1.25 to 1.00, then 50%, or (iii) if the DSCR as of such payment date is greater than or equal to 1.25 to 1.00, then 0%; (b) if the production tracking rate for ABS VI is less than 80%, then 100%, else 0%; and (c) if the LTV for ABS VI is greater than 75%, then 100%, else 0%. During the six months ended June 30, 2024, the Group made no excess cash flow payments on the ABS VI
Notes.
ABS VII Notes
In November 2023, the Group formed DP Lion Holdco LLC, a limited-purpose, bankruptcy-remote, wholly-owned subsidiary, to issue Class A and Class B asset-backed securities (collectively “ABS VII”) which are secured by certain upstream producing assets in Appalachia. The ABS VII Class A Notes are rated BBB+ and were issued for an aggregate principal amount of $142,000. The ABS VII Class B Notes are rated BB- and were issued for an aggregate principal amount of $20,000.
The ABS VII Class A Notes accrue interest at a stated 8.243% rate per annum and have a final maturity date of November 2043 with an amortizing maturity of February 2034. The ABS VII Class B Notes accrue interest at a stated 12.725% rate per annum and have a final maturity date of November
2043 with an amortizing maturity of August 2032. Interest and principal payments on the ABS VII Class A and Class B notes are payable on a monthly basis.
In December 2023, the Group divested 80% of the equity ownership in DP Lion Holdco LLC to outside investors, generating cash proceeds of $30,000.
The Group evaluated the remaining 20% interest in DP Lion Holdco LLC and determined that the governance structure is such that the Group does not have the ability to exercise control, joint control, or significant influence over the DP Lion Holdco LLC entity. Accordingly, this entity is not consolidated within the Group’s financial statements for the six months ended June 30, 2024. The Group’s remaining investment in the LLC of $7,500 was accounted for at fair value in accordance with IFRS 9, Financial Instruments (“IFRS 9”).
Refer to Note 4 for additional information regarding the DP Lion Equity Holdco LLC equity sale.
ABS VIII Notes
In May 2024, the Group formed Diversified ABS VIII LLC, a limited-purpose, bankruptcy-remote, wholly-owned subsidiary, to issue Class A-1 and Class
A-2 asset-backed securities (collectively “ABS VIII”). The ABS VIII Class A-1 Notes are rated A and were issued for an aggregate principal amount of
$400,000. The ABS VIII Class A-2 Notes are rated BBB+ and were issued for an aggregate principal amount of $210,000. The Group used the proceeds to repay the outstanding principal of the ABS III & V notes, thereby retiring the ABS III & V notes from the Group’s outstanding debt. Diversified ABS III
LLC & Diversified ABS V LLC were concurrently dissolved. The ABS VIII Notes are secured by the collateral previously securing the ABS III & V notes which includes certain of the Group’s upstream producing, as well as certain midstream, Appalachian assets and the remaining upstream assets in
Appalachia that were not securitized by previous ABS transactions.
The ABS VIII Class A-1 Notes accrue interest at a stated 7.076% rate per annum and have a final maturity date of May 2044 with an amortizing maturity of March 2033. The Class A-2 Notes accrue interest at a stated 7.670% rate per annum and have a final maturity date of May 2044 with an amortizing maturity of March 2033. Interest and principal payments on the ABS VIII Class A-1 and Class A-2 notes are payable on a monthly basis.
During the six months ended June 30, 2024, the Group incurred $3,948 in interest related to the ABS VIII Notes. The fair value of the ABS VIII Notes was approximately $617,579 as of June 30, 2024.
Based on whether certain performance metrics are achieved, ABS VIII is required to apply 25% to 100% of any excess cash flow to make additional principal payments. In particular, (a) (i) If the DSCR as of the applicable payment date is less than 1.45 to 1.00, then 100%, (ii) if the DSCR as of such payment date is greater than or equal to 1.45 to 1.00 and less than 1.50 to 1.00, then 50%, or (iii) if the DSCR as of such payment date is greater than or equal to 1.50 to 1.00, then 25%; (b) if the production tracking rate for ABS VIII is less than 80%, then 100%, else 25%; or (c) if the LTV for ABS
VIII is greater than 75%, then 100%, else 25%. During the six months ended June 30, 2024, the Group made no excess cash flow payments on the
ABS VIII Notes.
ABS Facility Warehouse
In June 2024, the Group formed DP Mustang Holdco LLC, a limited-purpose, bankruptcy-remote, wholly-owned subsidiary (the “ABS Warehouse”), to close on a bridge loan facility (the “ABS Warehouse Facility”). The initial draw on the ABS Warehouse Facility was $71,000, including $66,343 in net proceeds, $3,060 in restricted cash interest reserve and $1,597 in debt issuance costs. The ABS Warehouse Facility is secured by certain producing assets previously collateralizing the Credit Facility.
The ABS Warehouse Facility has an interest rate of SOFR plus an additional 3.75% and has a legal final maturity date of May 2029. Interest and principal payments on the ABS Warehouse Facility are payable on a monthly basis. The fair value of the ABS Warehouse Facility approximates the carrying value as of June 30, 2024.
Oaktree Seller’s Note
In June 2024 the Group funded the purchase price of the Oaktree transaction, in part, with deferred consideration in the form of an unsecured seller’s note from Oaktree (the “Oaktree Seller’s Note”). The Group issued $83,348 in notes at a stated 8.0% rate per annum and have a final maturity date of
December 2025. Deferred interest and principal payments are due in three payments in December 2024, June 2025, and December 2025. During the six
months ended June 30, 2024, the Group incurred $556 in interest related to the Oaktree Seller’s Note. The fair value of the Oaktree Seller’s Note approximates the carrying value as of June 30, 2024.
The Oaktree Seller’s Note contains certain customary representations and warranties and affirmative and negative covenants. As of June 30, 2024, the
Group was in compliance with all covenants for the Oaktree Seller’s Note.
Refer to Note 4 for additional information regarding the Oaktree transaction.
Debt Covenants
ABS I, II, IV, VI and VIII Notes (Collectively, the “ABS Notes”), ABS Warehouse Facility and Term Loan I
The ABS Notes, ABS Warehouse Facility and Term Loan I are subject to a series of covenants and restrictions customary for transactions of this type, including (i) that the Issuer maintains specified reserve accounts to be used to make required interest payments in respect of the ABS Notes, ABS
Warehouse Facility and Term Loan I, (ii) provisions relating to optional and mandatory prepayments and the related payment of specified amounts, including specified make-whole payments in the case of the ABS Notes, ABS Warehouse Facility and Term Loan I under certain circumstances, (iii)
certain indemnification payments in the event, among other things, that the assets pledged as collateral for the ABS Notes, ABS Warehouse Facility and
Term Loan I are used in stated ways defective or ineffective, (iv) covenants related to recordkeeping, access to information and similar matters, and (v)
the Issuer will comply with all laws and regulations which it is subject to including ERISA, Environmental Laws, and the USA Patriot Act (ABS IV only).
The ABS Notes, ABS Warehouse Facility and Term Loan I are also subject to customary accelerated amortization events provided for in the indenture, including events tied to failure to maintain stated debt service coverage ratios, failure to maintain certain production metrics, certain change of control and management termination events, and the failure to repay or refinance the ABS Notes, ABS Warehouse Facility and Term Loan I on the applicable scheduled maturity date.
The ABS Notes, ABS Warehouse Facility and Term Loan I are subject to certain customary events of default, including events relating to non-payment of required interest, principal, or other amounts due on or with respect to the ABS Notes, ABS Warehouse Facility and Term Loan I, failure to comply with covenants within certain time frames, certain bankruptcy events, breaches of specified representations and warranties, failure of security interests to be effective and certain judgments.
As of June 30, 2024, the Group was in compliance with all financial covenants for the ABS Notes, ABS Warehouse Facility and Term Loan I.
Sustainability-Linked Borrowings
Credit Facility
The Credit Facility contains three SPTs which, depending on the Group’s performance thereof, may result in adjustments to the applicable margin with respect to borrowings thereunder:
•GHG Emissions Intensity: The Group’s consolidated Scope 1 emissions and Scope 2 emissions, each measured as MT CO2e per MMcfe;
•Asset Retirement Performance: The number of wells the Group successfully retires during any fiscal year; and
•TRIR Performance: The arithmetic average of the two preceding fiscal years and current period total recordable injury rate computed as the Total
Number of Recordable Cases (as defined by the Occupational Safety and Health Administration) multiplied by 200,000 and then divided by total hours worked by all employees during any fiscal year.
The goals set by the Credit Facility for each of these categories are aspirational and represent higher thresholds than the Group has publicly set for itself. The economic repercussions of achieving or failing to achieve these thresholds, however, are relatively minor, ranging from subtracting five basis points to adding five basis points to the applicable margin level in any given fiscal year.
An independent third-party assurance provider will be required to certify the Group’s performance of the SPTs.
ABS IV
In connection with the issuance of the ABS IV Notes, the Group retained an independent international provider of sustainability research and services to provide and maintain a “sustainability score” with respect to Diversified Energy Company PLC and to the extent such score is below a minimum threshold established at the time of issue of the ABS IV Notes, the interest payable with respect to the subsequent interest accrual period will increase by five basis points. This score is not dependent on the Group meeting or exceeding any sustainability performance metrics but rather an overall assessment of the Group’s corporate sustainability profile. Further, this score is not dependent on the use of proceeds of the ABS IV Notes and there were no such restrictions on the use of proceeds other than pursuant to the terms of the Group’s Credit Facility. The Group informs the ABS IV note holders in monthly note holder statements as to any change in interest rate payable on the ABS IV Notes as a result of the change in this sustainability score.
ABS VI & ABS VIII
In addition, a “second party opinion provider” certified the terms of the ABS VI & ABS VIII Notes as being aligned with the framework for sustainability-
linked bonds of the International Capital Markets Association (“ICMA”), applicable to bond instruments for which the financial and/or structural characteristics vary depending on whether predefined sustainability objectives, or SPTs, are achieved. The framework has five key components (1) the selection of key performance indicators (“KPIs”), (2) the calibration of SPTs, (3) variation of bond characteristics depending on whether the KPIs meet the SPTs, (4) regular reporting of the status of the KPIs and whether SPTs have been met and (5) independent verification of SPT performance by an external reviewer such as an auditor or environmental consultant. Unlike the ICMA’s framework for green bonds, its framework for sustainability-linked bonds do not require a specific use of proceeds.
The ABS VI & ABS VIII Notes contain two SPTs. The Group must achieve, and have certified by May 28, 2027 for the ABS VI Notes and December 31,
2029 for the ABS VIII Notes (1) a reduction in Scope 1 and Scope 2 GHG emissions intensity to 2.85 MT CO2e/MMcfe for the ABS VI Notes and 2.73 MT
CO2e/MMcfe or the ABS VIII Notes, and/or (2) a reduction in Scope 1 methane emissions intensity to 1.12 MT CO2e/MMcfe for the ABS VI Notes and
0.75 MT CO2e/MMcfe for the ABS VIII Notes. For each of these SPTs that the Group fails to meet, or have certified by an external verifier that it has met, by May 28, 2027 for the ABS VI Notes and December 31, 2029 for the ABS VIII Notes, the interest rate payable with respect to the ABS VI & ABS
VIII Notes will be increased by 25 basis points. In each case, an independent third-party assurance provider will be required to certify the Group’s performance of the above SPTs by the applicable deadlines.
Compliance
As of June 30, 2024, the Group met or was in compliance with all sustainability-linked debt metrics.
Future Maturities
The following table provides a reconciliation of the Group’s future maturities of its total borrowings as of the reporting date as follows:

	June 30, 2024	December 31, 2023
Not later than one year	$211,574	$200,822
Later than one year and not later than five years	890,810	864,264
Later than five years	601,111	259,762
Total borrowings	$1,703,495	$1,324,848
Finance Costs
The following table represents the Group’s finance costs for each of the periods presented:

	Six Months Ended		Year Ended
	June 30, 2024	June 30, 2023	December 31, 2023
Interest expense, net of capitalized and income amounts(a)	$52,494	$58,768	$117,808
Amortization of discount and deferred finance costs	8,087	8,968	16,358
Total finance costs	$60,581	$67,736	$134,166
Loss on early retirement of debt(b)	$10,649	$—	$—
(a)Includes payments related to borrowings and leases.
(b)In May 2024, the Group used proceeds from the ABS VIII Notes to repay the outstanding principal of the ABS III & V notes, thereby retiring the ABS III & V notes from the Group’s outstanding debt and resulting in a loss on the early retirement of debt of $10,649. Diversified ABS III LLC & Diversified ABS V LLC were concurrently dissolved. The ABS VIII Notes are secured by the collateral previously securing the ABS III & V notes.
Financing Activities
Reconciliation of borrowings arising from financing activities:

	Six Months Ended		Year Ended
	June 30, 2024	June 30, 2023	December 31, 2023
Balance at beginning of period	$1,276,627	$1,440,329	$1,440,329
Acquired as part of an acquisition	215,924	—	—
Sale of equity interest	—	—	(154,966)
Proceeds from borrowings	1,238,348	840,230	1,537,230
Repayments of borrowings	(1,076,897)	(782,990)	(1,547,912)
Costs incurred to secure financing	(13,988)	(1,730)	(13,776)
Amortization of discount and deferred financing costs	8,087	8,968	16,358
Cash paid for interest	(47,632)	(60,215)	(116,784)
Finance costs and other	54,091	60,017	116,148
Balance at end of period	$1,654,560	$1,504,609	$1,276,627